Auditors' remuneration	12 Months Ended
Dec. 31, 2018
Auditors' remuneration [abstract]
Auditors' remuneration

The notes included in this section focus on related party transactions, Auditors’ remuneration, Directors’ remuneration and Transition disclosures. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

42 Auditors’ remuneration

Auditors’ remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2018	2017	2016
	£m	£m	£m
Audit of the Barclays Bank Group's annual accounts	14	11	14
Other services:
Audit of the Company's subsidiaries[a]	10	27	27
Other audit related fees[b]	6	8	4
Other services[c]	1	2	4
Total Auditors' remuneration	31	48	49

Notes

  Comprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
  Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
  Includes consultation on tax matters, tax advice relating to transactions and other tax planning and advice in 2016.

KPMG became the Barclays Group’s principal auditor in 2017. PwC was the principal auditor in 2016.

The figures shown in the above table relate to fees paid to KPMG or PwC as principal auditor, of which the fees paid in relation to discontinued operations were £nil (KPMG 2017: £4m, PwC 2016: £12m).

Under SEC regulations, the remuneration of our auditors is required to be presented as follows: audit fees £27m (2017: £42m, 2016: £44m), audit-related fees £3m (2017: £4m, 2016: £1m), tax fees £nil (2017: £nil, 2016: £nil), and all other fees £1m (2017: £2m, 2016: £4m).